9. Related Party Transactions: Schedule of Related Party Transactions (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
CFO
Related Party Compensation Expense	$ 109,000	$ 87,000	$ 53,000
Directors
Related Party Compensation Expense	$ 415,000	$ 326,000	$ 261,000